Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Exchange Rates Used for Translation of Foreign Currencies (Detail)
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Argentina [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.1586	0.2137	0.307
Closing exchange rate	0.1096	0.2004
Brazil [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	3.9045	3.7625	4.185
Closing exchange rate	3.7209	3.6885
Colombia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0048	0.0054	0.0058
Closing exchange rate	0.004	0.0052
Guatemala [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	2.5981	2.6212	2.7826
Closing exchange rate	2.4725	2.6666
U.S.A. [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	20.1283	20.2769	21.486
Closing exchange rate	19.4143	20.5835
Uruguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.4893	0.4655	0.511
Closing exchange rate	0.4845	0.4605
Nicaragua [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.5611	0.5765	0.6257
Closing exchange rate	0.5359	0.5795
Honduras [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.8171	0.8384	0.8678
Closing exchange rate	0.7853	0.8396
Chile [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0232	0.0268	0.0271
Closing exchange rate	0.0226	0.0244
Paraguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0029	0.003	0.0032
Closing exchange rate	0.0026	0.003
Peru [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	5.2454	5.2297	6.1483
Closing exchange rate	5.0823	5.1484
Dominican Republic [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3647	0.354	0.3766
Closing exchange rate	0.3436	0.357
Costa Rica [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.031	0.0325	0.0366
Closing exchange rate	0.0323	0.0319
European Union [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	21.2285	23.9835	24.508
Closing exchange rate	20.783	23.422
Bulgaria [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	10.8523	12.2617	12.5284
Closing exchange rate	10.6188	11.9762
Belarus [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	7.3993	7.9932	8.8172
Closing exchange rate	7.0644	8.0279
Croatia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	2.8173	3.1852	3.2498
Closing exchange rate	2.7584	3.1161
Macedonia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3445	0.3893	0.3975
Closing exchange rate	0.3378	0.38
Serbia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.1807	0.204	0.2083
Closing exchange rate	0.1772	0.1992